Credit Risk Mitigation Position (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Credit Risk Mitigation Position [Abstract]
Schedule of Credit Risk Mitigation Position
	December 31, 2022	December 31, 2023
	RMB	RMB

Balance at the beginning of the year	1,348,449,426	1,354,653,070
Increase during the year	960,663,187	767,794,395
Decrease during the year	(883,079,007)	(532,841,138)
Confiscation during the year	(71,380,536)	(422,763)
Balance at the end of the year	1,354,653,070	1,589,183,564